RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Mar. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

16. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of March 31, 2022 and 2023:

Name of related parties	Relationship with the Group

58.com Holdings Inc.	Non-controlling shareholder since July, 2022
NIO Capital and Joy Capital	Holders of senior convertible preferred shares
Weiche	Equity-method investee of the Company

Except for senior convertible preferred shares, warrants and forward contracts issued to NIO Capital and Joy Capital (Note 18), major related party balance as of March 31, 2022 and 2023 and major transactions for the fiscal years ended March 31, 2021, 2022 and 2023 were as follows:

Transactions with related parties

	For the fiscal year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

Advertising service provided by the related parties
58.com	89,843	—	—
Weiche	—	351	—
	89,843	351	—

Inventory leads sold to the related party
58.com	10,869	176	—

Gain from the divestiture of 2B business (Note 3)
58.com	735,956	—	—